UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2006
                                               --------------------------------

Check here if Amendment [ ]; Amendment Number:
                                               --------------------
   This Amendment (Check only one.):   [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager filing this Report:

Name:          Causeway Capital Management LLC
               ------------------------------------------------------
Address:       11111 Santa Monica Blvd
               ------------------------------------------------------
               Suite 1550
               ------------------------------------------------------
               Los Angeles, CA 90025
               ------------------------------------------------------

Form 13F File Number:  28-11728
                          ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Jean Kim
         -------------------------------------------------
Title:   Compliance Manager
         -------------------------------------------------
Phone:   310-231-6138
         -------------------------------------------------

Signature, Place, and Date of Signing:

/s/ Jean Kim               Los Angeles, CA             8/3/06
-------------------------  --------------------------  -------------------
    [Signature]               [City, State]                [Date]


X 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:         0
                                          -----------------------------------

Form 13F Information Table Entry Total:    60
                                           ----------------------------------

Form 13F Information Table Value Total:    $205,895
                                           ----------------------------------
                                                    (thousands)



List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     None

                           FORM 13-F INFORMATION TABLE

      COLUMN 1           COLUMN 2  COLUMN 3   COLUMN 4       COLUMN 5         COLUMN 6    COLUMN 7       COLUMN 8

----------------------- ---------- --------- --------- -------------------- ------------ ---------- ---------------------
                         TITLE OF              VALUE    SHRS OR   SH/  PUT/  INVESTMENT   OTHER       VOTING AUTHORITY
 NAME OF ISSUER           CLASS      CUSIP    (x$1000)  PRN AMT   PRN  CALL  DISCRETION   MANAGERS   SOLE   SHARED  NONE
----------------------- ---------- --------- --------- --------- ----- ---- ------------ ---------- ------ ------- ------
ALLSTATE CORP/THE                  020002101    1,013    18,503                                     18,503
                         COM                                      SH         SOLE          NONE
AON CORP                           037389103      895    25,700                                     25,700
                         COM                                      SH         SOLE          NONE
BRISTOL-MYERS SQUIBB CO            110122108    1,246    48,200                                     48,200
                         COM                                      SH         SOLE          NONE
CA INC                             12673P105      861    41,900                                     41,900
                         COM                                      SH         SOLE          NONE
CITIGROUP INC                      172967101    1,187    24,600                                     24,600
                         COM                                      SH         SOLE          NONE
LEAR CORP                          521865105    1,391    62,622                                     62,622
                         COM                                      SH         SOLE          NONE
METLIFE INC                        59156R108    1,321    25,800                                     25,800
                         COM                                      SH         SOLE          NONE
MICROSOFT CORP                     594918104      620    26,600                                     26,600
                         COM                                      SH         SOLE          NONE
PFIZER INC                         717081103    1,110    47,300                                     47,300
                         COM                                      SH         SOLE          NONE
RADIOSHACK CORP                    750438103      486    34,700                                     34,700
                         COM                                      SH         SOLE          NONE
RENT-A-CENTER INC                  76009N100    1,216    48,900                                     48,900
                         COM                                      SH         SOLE          NONE
SARA LEE CORP                      803111103    1,057    66,000                                     66,000
                         COM                                      SH         SOLE          NONE
-------------------------------------------------------------------------------------------------------------------------
                                       3

TJX COS INC                        872540109      999    43,700                                     43,700
                         COM                                      SH          SOLE     NONE
-------------------------------------------------------------------------------------------------------------------------


WHIRLPOOL CORP                      963320106   1,471    17,800                                     17,800
                         COM                                      SH          SOLE     NONE

XL CAPITAL LTD                      G98255105   1,097    17,900                                     17,900
                         CL A                                     SH          SOLE     NONE

ABN AMRO HOLDING      SPONSORED     000937102   4,818   176,104                                    176,104
NV                    ADR                                         SH          SOLE     NONE

ALLIED IRISH          SPON ADR      019228402   3,929    81,242                                     81,242
BANKS PLC             ORD                                         SH          SOLE     NONE

ALUMINA LTD           SPONSORED     022205108       1        25                                         25
                      ADR                                         SH          SOLE     NONE

AXA SA                SPONSORED     054536107   4,943   150,786                                    150,786
                      ADR                                         SH          SOLE     NONE

BP PLC                SPONSORED     055622104   6,315    90,725                                     90,725
                      ADR                                         SH          SOLE     NONE

BRITISH AMERICAN      SPONSORED     110448107   7,419   146,293                                    146,293
TOBACCO PLC           ADR                                         SH          SOLE     NONE

BT GROUP PLC          ADR           05577E101   3,561    80,400                                     80,400
                                                                  SH          SOLE     NONE

CANON INC             ADR           138006309       4        60                                         60
                                                                  SH          SOLE     NONE

CREDIT SUISSE         SPONSORED     225401108   6,070   108,407                                    108,407
GROUP                 ADR                                         SH          SOLE     NONE

CRH PLC               ADR          12626K203   4,829   145,066                                    145,066
                                                                  SH          SOLE     NONE
-------------------------------------------------------------------------------------------------------------------------
                                       4

DIAGEO PLC            SPON ADR      25243Q205       2        25                                         25
                      NEW                                         SH          SOLE     NONE

E.ON AG               SPONSORED     268780103   4,526   118,031                                    118,031
                      ADR                                         SH          SOLE     NONE
-------------------------------------------------------------------------------------------------------------------------

FRANCE TELECOM SA    SPONSORED      35177Q105   5,601   256,201                                    256,201
                     ADR                                          SH          SOLE     NONE

GLAXOSMITHKLINE PLC  SPONSORED      37733W105   5,296    94,913                                     94,913
                     ADR                                          SH          SOLE     NONE

HONDA MOTOR CO LTD   AMERN SHS      438128308   6,915   217,313                                    217,313
                                                                  SH          SOLE     NONE

HSBC HOLDINGS PLC    SPON ADR NEW   404280406   2,794    31,626                                     31,626
                                                                  SH          SOLE     NONE

ING GROEP NV         SPONSORED      456837103   5,375   136,709                                    136,709
                     ADR                                          SH          SOLE     NONE

KONINKLIJKE PHILIPS  NY REG SH      500472303   3,499   112,377                                    112,377
ELECTRONICS NV       NEW                                          SH          SOLE     NONE

KT CORP              SPONSORED      48268K101       1        65                                         65
                     ADR                                          SH          SOLE     NONE

MANULIFE FINANCIAL   COM            56501R106   5,963   187,679                                    187,679
CORP                                                              SH          SOLE     NONE

NOVARTIS AG          SPONSORED      66987V109   5,499   101,977                                    101,977
                     ADR                                          SH          SOLE     NONE

PETROCHINA CO LTD    SPONSORED      71646E100   5,655    52,377                                     52,377
                     ADR                                          SH          SOLE     NONE

POSCO ADR            SPONSORED      693483109   4,956    74,085                                     74,085
                     ADR                                          SH          SOLE     NONE

PUBLICIS GROUPE      SPONSORED      74463M106   5,542   144,775                                    144,775
                     ADR                                          SH          SOLE     NONE
-------------------------------------------------------------------------------------------------------------------------
                                       5

REED ELSEVIER PLC    SPONSORED      758205108       1        15                                         15
                     ADR                                          SH          SOLE     NONE

REUTERS GROUP PLC    SPONSORED      76132M102   2,933    68,989                                     68,989
                     ADR                                          SH          SOLE     NONE

RIO TINTO PLC        SPONSORED      767204100   2,903    13,845                                     13,845
                     ADR                                          SH          SOLE     NONE

ROGERS               CL B           775109200   4,321   106,955                                    106,955
COMMUNICATIONS INC                                                SH          SOLE     NONE

ROYAL DUTCH          SPON ADR B     780259107   8,694   124,427                                    124,427
SHELL PLC                                                         SH          SOLE     NONE
------------------------------------------------------------------------------------------------------------------------

SANOFI-AVENTIS       SPONSORED      80105N105   9,725   199,685                                    199,685
                     ADR                                          SH          SOLE     NONE

SHINHAN FINANCIAL    SPN ADR         824596100   3,852    40,760                                     40,760
GROUP CO LTD         RESTRD                                       SH          SOLE     NONE

SIEMENS AG           SPONSORED       826197501   5,022    57,839                                     57,839
                     ADR                                          SH          SOLE     NONE

SK TELECOM ADR       SPONSORED       78440P108   4,262   181,989                                    181,989
                     ADR                                          SH          SOLE     NONE

STOLT-NIELSEN SA     SP ADR          861565109   3,318   140,935                                    140,935
                     REG COM                                      SH          SOLE     NONE

SUEZ SA              SPONSORED       864686100   2,935    70,305                                     70,305
                     ADR                                          SH          SOLE     NONE

SYNGENTA AG          SPONSORED       87160A100   5,008   188,551                                    188,551
                     ADR                                          SH          SOLE     NONE

TELECOM CORP OF      SPONSORED       879278208       0        25                                         25
NEW ZEALAND LTD      ADR                                          SH          SOLE     NONE
------------------------------------------------------------------------------------------------------------------------
                                       6

TELEFONICA SA       SPONSORED        879382208   4,334    87,135                                     87,135
                    ADR                                           SH          SOLE     NONE

TELENOR ASA         SPONSORED        87944W105   2,875    78,800                                     78,800
                    ADR                                           SH          SOLE     NONE

TNT NV              SPONSORED        87260W101   5,052   141,105                                    141,105
                    ADR                                           SH          SOLE     NONE

TOTAL SA            SPONSORED        89151E109   5,117    78,097                                     78,097
                    ADR                                           SH          SOLE     NONE

UNILEVER PLC        SPON ADR NEW     904767704   8,372   371,415                                    371,415
                                                                  SH          SOLE     NONE

VIVENDI UNIVERSAL   SPON ADR NEW     92851S204       1        30                                         30
SA                                                                SH          SOLE     NONE

VODAFONE GROUP PLC  SPONSORED        92857W100   7,686   315,749                                     315,749
                    ADR                                           SH          SOLE     NONE

WPP GROUP PLC       SPON ADR        929309409        1        24                                          24
                    0905                                          SH          SOLE     NONE
------------------------------------------------------------------------------------------------------------------------

                                       7